Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014
Environmental Expense and Liabilities [Abstract]
2015	18
2016	37
2017	36
2018	35
2019	33
Thereafter	106
Total	265